Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of VIE financials
	As of September 30, 2022	As of December 31, 2021

Current assets	$15,700,547	$18,972,383
Non-current assets	7,616,546	8,995,363
Total Assets	23,317,093	27,967,746
Current liabilities	8,516,935	12,788,253
Non-current liabilities	109,526	422,480
Total liabilities	8,626,461	20,745,846
Total shareholders’ equity (deficit)	$14,690,632	$7,221,900

	For nine months ended September 30,
	2022	2021
Net income	$1,650,353	$1,826,067
Net cash provided by (used in) operating activities	(1,038,837)	4,814,649
Net cash provided by (used in) investment activities	(128,623)	(1,221,133)
Net cash provided by (used in) financing activities	$1,172,536	$(3,593,475)

Schedule of quantitative metrics of the VIE
	Parent company		WFOE (Shanghai Mufeng) - Note 3	Shanghai Muliang Industry Co., Ltd. and its subsidiaries (the VIEs)		Subsidiaries	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	A		B	C		D	E	F=A+B+C+D+E	G=C/F
Cash and cash equivalence	$-		-	10,280		230,521	-	240,801	4%
Current assets	-		-	15,700,547		851,374	-	16,551,921	95%
Intercompany receivable from VIE	-	Note 3	9,135,651	-		-	(9,135,651)	-	N/A
Investment in Subsidiaries	1,994,535	Note 1	-	-		-	(1,994,535)	-	N/A
Total Assets	$1,994,535		9,135,651	23,317,093		1,526,874	(11,130,186)	24,843,967	94%
Current liabilities	11,784		31,081	8,516,935		1,366,053		9,925,853	86%
Intercompany payable to WFOE	-		-	9,135,651		-	(9,135,651)	-	N/A
Total liabilities	$11,784		31,081	8,626,461		1,398,876		10,068,202	86%
Total shareholders’ equity (deficit)	$1,982,751		9,104,570	14,690,632	Note 2	127,998	(11,130,186)	14,775,765	99%

Revenues	-		-	6,474,751		608,896	-	7,083,647	91%
Gross profit	-		-	2,826,333		239,691	-	3,066,024	92%
Service fee expense from VIE to WFOE	-		-	1,600,538		-	(1,600,538)	-	N/A
Total operating expenses	-		-	2,083,787		443,942	(1,600,538)	927,191	225%
Operating Income	-		1,600,538	2,343,084		(204,251)	(1,600,538)	2,138,833	110%
Income from VIE	-		1,600,538	-		-	(1,600,538)	-	N/A
Income (loss) from investment	1,703,660		-	-		-	(1,703,660)	-	N/A
Net income (loss)	$1,703,660		1,600,538	-		(206,941)	(3,304,198)	1,393,597	0%
Total Comprehensive Income	1,703,660		1,600,538	88,523		(10,001)	(3,304,198)	78,522	113%

OPERATING ACTIVITIES
Net income	1,703,660		1,600,538	1,650,353		(256,756)	(3,304,198)	1,393,597	118%
Equity in earnings of subsidiaries	(1,703,660)			-		-	1,703,660	-	N/A
Intercompany receivable / payable between WFOE and VIE	-		(1,600,538)	1,600,538		-	-	-	N/A
Net cash provided by (used in) operating activities	$-		-	(1,038,837)		(96,551)	-	(1,135,388)	91%
Net cash provided by (used in) investment activities	-		-	(128,623)		-	-	(128,623)	100%
Net cash provided by (used in) financing activities	$-		-	1,172,536		-	-	1,172,536	100%

Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of estimated useful lives of intangible assets
Useful Life
Land use rights	50 years
Non-patented technology	10 years

Schedule of carrying values of financial instruments
	September 30,	December 31,
	2022	2021
Current portion of long-term debt	$1,044,318	$1,174,756
Long-term loan	48,998	283,860
Total	$1,093,316	$1,458,616

	As of December 31, 2021	As of December 31, 2020

Current assets	$18,972,383	$25,878,427
Non-current assets	8,995,363	8,863,429
Total Assets	27,967,746	34,741,856
Current liabilities	12,788,253	20,471,148
Non-current liabilities	7,535,113	5,280,211
Total liabilities	20,745,846	27,180,981
Total shareholders’ equity	$7,221,900	$7,560,875

	For the year ended December 31,
	2021	2020
Net income	$-	$-
Net cash provided by (used in) operating activities	5,486,592	1,414,110
Net cash provided by (used in) investment activities	(1,158,773)	-
Net cash provided by (used in) financing activities	$(4,328,560)	$(1,648,247)

Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of intangible assets estimated useful lives
Useful Life
Land use rights	50 years
Non-patented technology	10 years

Schedule of details of the VIE agreements
	December 31, 2021	December 31, 2020
Current portion of long-term loan	$1,174,756	$4,571,452
Long-term loan	283,860	1,425,475
	$1,458,616	$5,996,927